Note 17 - Regulatory Matters and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Regulatory Minimum Capital Requirement with Basel III Capital Conservation Buffer

	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2019
Total capital to risk weighted assets:
Consolidated	$360,645	15.0%	$253,215	10.5%
Wilson Bank	359,576	14.9	252,675	10.5
Tier 1 capital to risk weighted assets:
Consolidated	331,485	13.7	204,984	8.5
Wilson Bank	330,416	13.7	204,547	8.5
Common equity Tier 1 capital to risk weighted assets:
Consolidated	331,485	13.7	168,810	7.0
Wilson Bank	330,416	13.7	168,451	7.0
Tier 1 capital to average assets:
Consolidated	331,485	12.4	106,565	4.0
Wilson Bank	330,416	11.9	110,764	4.0

Community Bank Leverage Ratios [Table Text Block]
			Regulatory Minimum Capital Requirement
	Actual		Community Bank Leverage Ratio
	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2020
Community Bank Leverage Ratio:
Consolidated	$368,150	11.2%	$230,993	7.0%
Wilson Bank	364,976	11.1	230,929	7.0